COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES

23. COMMITMENTS AND CONTINGENCIES

Operating lease commitments

The Group has entered into various operating lease agreements principally for its office spaces in Mainland China and the United States. Rental expenses under operating leases for the years ended December 31, 2012, 2013 and 2014 were US$1,336, US$2,522 and US$ 4,449, respectively.

The future obligations for operating leases as of December 31, 2014 are as follows:

Amount
US$
For the year ending
2015	5,902
2016	4,273
2017	2,453
2018	840
2019	547
2020 and thereafter	-
Total minimum payment required	14,015

Contingencies

                   On October 25, 2013, a putative shareholder class action lawsuit against the Company, Kostuk v. NQ Mobile, Inc., et al., Civil Action No. 13 CIV 12712 (D. Mass.), was filed in the United States District Court for the District of Massachusetts. Shortly thereafter, six more putative shareholder class action suits against the Company and certain current and former directors and officers of the Company were filed in the United States District Court for the Southern District of New York: Ho v. NQ Mobile, Inc., et al., Civil Action No. 13 CIV 7608 (S.D.N.Y.) (filed on October 28, 2013); Ghauri v. NQ Mobile, Inc., et al., Civil Action No. 13 CIV 7637 (S.D.N.Y.) (filed on October 29, 2013); Pang v. NQ Mobile, Inc., et al., Civil Action No. 13 CIV 7685 (S.D.N.Y.) (filed on October 30, 2013); Hiller v. NQ Mobile, Inc., et al., Civil Action No. 13 CIV 7713 (S.D.N.Y.) (filed on October 30, 2013); Gangaramani v. NQ Mobile, Inc., et al., Civil Action No. 13 CIV 7858 (S.D.N.Y.) (filed on November 5, 2013); Martin v. NQ Mobile, Inc., et al., Civil Action No. 13 CIV 8125 (S.D.N.Y.) (filed on November 14, 2013). On December 2, 2013, another putative shareholder class action suit against the Company and certain current and former directors and officers of the Company, Hsieh v. NQ Mobile, Inc., et al., Civil Action No. 13 CIV 1048 (E.D. Tex.), was filed in the United States District Court for the Eastern District of Texas. On January 6, 2014, Kostuk v. NQ Mobile, Inc., et al., Civil Action No. 13 CIV 12712 (D. Mass.), was voluntarily dismissed by the plaintiff. On April 9, 2014, the United States District Court for the Southern District of New York consolidated the six putative shareholder class action suits filed in that court under the caption, In re NQ Mobile, Inc. Securities Litigation, Civil Action No. 13 CIV 7608 (S.D.N.Y.) (“In re NQ Mobile, Inc. Securities Litigation”), and appointed a lead plaintiff. On May 13, 2014, Hsieh v. NQ Mobile, Inc., et al., Civil Action No. 13 CIV 1048 (E.D. Tex.), was transferred from the U.S. District Court for the Eastern District of Texas to the U.S. District Court for the Southern District of New York and was accepted by the Southern District of New York as related to the consolidated putative shareholder class action, In re NQ Mobile, Inc. Securities Litigation.

                   On July 21, 2014, the lead plaintiff in In re NQ Mobile, Inc. Securities Litigation filed a Consolidated Class Action Complaint (the “Consolidated Complaint”) against the Company, former co-chief executive officer Henry Yu Lin, co-chief executive officer Omar Sharif Khan, chief operating officer and acting chief financial officer Vincent Wenyong Shi, former chief financial officer Suhai Ji, former chief financial officer Kian Bin Teo (collectively the “NQ Defendants”), and the Company's former auditors PricewaterhouseCoopers ZhongTian LLP and its affiliate, PricewaterhouseCoopers International Limited. Similar to the previously filed complaints, the Consolidated Complaint alleges that various press releases, financial statements and other related disclosures made by the Company during the alleged class period contained material misstatements and omissions, in violation of the federal securities laws, and that such press releases, financial statements and other related disclosures artificially inflated the value of the Company's ADSs. The Consolidated Complaint states that the lead plaintiff seeks to represent a class of persons who allegedly suffered damages as a result of their trading activities related to the Company's ADSs from March 6, 2013 to July 3, 2014, and, similar to previous complaints filed in the putative class actions, alleges violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, 15 U.S.C. §§ 78(b) and 78t(a), and Rule 10b-5 promulgated thereunder, 17 C.F.R. § 240.10b-5 (2013).

                  On March 3, 2015, the Company notified the court that the lead plaintiff and the NQ Defendants had reached an agreement in principle to settle the claims against the NQ Defendants for $5.1 million, subject to court approval. This will not have a material impact on the Company's financial statements as it is covered by insurance. The Company continues to believe that the cases against the NQ Defendants are without merit. Should the settlement agreement not be approved or concluded for any reason, the Company intends to defend the actions vigorously. For risks and uncertainties relating to the pending cases against the Company, please see “Item 3. Key Information—D. Risk Factors—Risks Related to Our Business—We have been named as a defendant in putative shareholder class action lawsuits that could have a material adverse impact on our business, financial condition, results of operation, cash flows and reputation.”

                  In October 2013, Beijing NQ Technologies Co., Ltd. filed an application to Beijing No. 1 Intermediate People's Court against Muddy Waters LLC, which issued reports containing various allegations against the company.

                  The Company records accruals for certain of its outstanding legal proceedings or claims when it is probable that a liability will be incurred and the amount of loss can be reasonably estimated. The Company evaluates, on a quarterly basis, developments in legal proceedings or claims that could affect the amount of any accrual, as well as any developments that would make a loss contingency both probable and reasonably estimable. The Company discloses the amount of the accrual if it is material.

                  When a loss contingency is not both probable and estimable, the Company does not record an accrued liability but discloses the nature and the amount of the claim, if material. However, if the loss (or an additional loss in excess of the accrual) is at least reasonably possible, then the Company discloses an estimate of the loss or range of loss, if such estimate can be made and material, or states that such estimate is immaterial if it can be estimated but immaterial, or discloses that an estimate cannot be made. The assessments of whether a loss is probable or reasonably possible, and whether the loss or a range of loss is estimable, often involve complex judgments about future events. Management is often unable to estimate the loss or a range of loss, particularly where (i) the damages sought are indeterminate, (ii) the proceedings are in the early stages, or (iii) there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. In such cases, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, including eventual loss, fine, penalty or business impact, if any.